Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2022-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03/31/2023

A.	DATES	Begin	End	# days

1	Payment Date		4/17/2023
2	Collection Period	3/1/2023	3/31/2023	31
3	Monthly Interest Period-Actual	3/15/2023	4/16/2023	33
4	Monthly Interest - Scheduled	3/15/2023	4/14/2023	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	100,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2 Notes	326,000,000.00	197,751,394.19	-	-	20,780,451.06	176,970,943.13	0.5428557
7	Class A-3 Notes	266,000,000.00	266,000,000.00	-	-	-	266,000,000.00	1.0000000
8	Class A-4 Notes	91,500,000.00	91,500,000.00	-	-	-	91,500,000.00	1.0000000
9	Total Class A Notes	783,500,000.00	555,251,394.19	-	-	20,780,451.06	534,470,943.13
10	Class B Notes	36,300,000.00	36,300,000.00	-	-	-	36,300,000.00	1.0000000

11	Total Notes	$819,800,000.00	591,551,394.19	$0.00	$0.00	$20,780,451.06	570,770,943.13

	Overcollateralization
12	Exchange Note	57,867,356.23	45,330,534.21				44,083,707.15
13	Series 2022-A Notes	86,788,580.87	118,626,975.10				119,873,802.16

14	Total Overcollateralization	144,655,937.10	163,957,509.31				163,957,509.31
15	Total Target Overcollateralization	$163,957,509.31	163,957,509.31				163,957,509.31

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
16	Class A-1 Notes	0.97916%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes	2.63000%	433,405.14	1.3294636	20,780,451.06	63.7437149	0.00
18	Class A-3 Notes	3.21000%	711,550.00	2.6750000	0.00	0.0000000	0.00
19	Class A-4 Notes	3.34000%	254,675.00	2.7833333	0.00	0.0000000	0.00
20	Total Class A Notes		1,399,630.14	1.7863818	20,780,451.06	26.5225923	0.00
21	Class B Notes	3.67000%	111,017.50	3.0583333	0.00	0.0000000	0.00

22	Totals		1,510,647.64	1.8427027	20,780,451.06	25.3481960	0.00
		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	906,588,580.87	710,178,369.29				690,644,745.29

	Reference Pool Balance Data	Initial	Current
24	Discount Rate	8.00%	8.00%
25	Aggregate Securitization Value	964,455,937.10	734,728,452.44
26	Aggregate Base Residual Value (Not Discounted)	730,590,012.81	622,915,266.35

	Turn-in Units	Units	Securitization Value	Percentage
27	Vehicles Scheduled to Return in Current Month	14	81,803.94
28	Turn-in Ratio on Scheduled Terminations			7.14%

		Units	Securitization Value
29	Securitization Value — Beginning of Period	31,217	755,508,903.50
30	Depreciation/Payments		(7,635,925.11)
31	Gross Credit Losses	(27)	(801,559.81)
32	Early Terminations — Regular	(6)	(130,920.70)
33	Scheduled Terminations — Returned	-	-
34	Payoff Units & Lease Reversals	(503)	(12,212,045.44)
35	Repurchased Leases	-	-

36	Securitization Value - End of Period	30,681	734,728,452.44

World Omni Automobile Lease Securitization Trust 2022-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03/31/2023

C.	SERVICING FEE

37	Servicing Fee Due	629,590.75

38	Unpaid Servicing Fees - Prior Collection Periods	0.00

39	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(14,261.72)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
40	Required Reserve Account Balance (0.50% of Initial Securitization Value)	4,822,279.69
41	Beginning Reserve Account Balance	4,822,279.69
42	Ending Reserve Account Balance	4,822,279.69

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
43	Total Active Units (Excluding Inventory)	30,441	99.31%	728,660,807.29
44	31 - 60 Days Delinquent	167	0.54%	4,240,969.86
45	61 - 90 Days Delinquent	40	0.13%	1,043,873.44
46	91 -120 Days Delinquent	6	0.02%	147,324.34
47	121+ Days Delinquent	-	-	-

48	Total	30,654	100.00%	734,092,974.93

49	Total 61+ Delinquent as % End of Period Securitization Value				0.16%
50	Delinquency Trigger Occurred				NO

51	Prepayment Speed (1 Month)				1.26%

	Current Period Net Residual Losses/(Gains) on Scheduled and Early Termination Units	Units	Amounts

52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	6	130,920.70
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(148,430.54)
54	Less: Excess Wear and Tear Received in Current Period		(681.11)
55	Less: Excess Mileage Received in Current Period		-

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(18,190.95)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio		-0.03%
58	Prior Period Net Residual Losses/(Gains) Ratio		0.00%
59	Second Prior Period Net Residual Losses/(Gains) Ratio		-0.01%
60	Third Prior Period Net Residual Losses/(Gains) Ratio		-0.02%
61	Four Month Average		-0.02%

62	Beginning Cumulative Net Residual Losses/(Gains)		(146,571.64)
63	Current Period Net Residual Losses/(Gains)		(18,190.95)

64	Ending Cumulative Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(164,762.59)

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.02%

	Credit Losses/(Gains):	Units	Amounts
66	Aggregate Securitization Value on charged-off units	27	801,559.81
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(895,268.42)

68	Current Period Net Credit Losses/(Gains)		(93,708.61)

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		-0.15%
70	Prior Period Net Credit Losses/(Gains) Ratio		0.20%
71	Second Prior Period Net Credit Losses/(Gains) Ratio		0.79%
72	Third Prior Period Net Credit Losses/(Gains) Ratio		0.00%
73	Four Month Average		0.21%

74	Beginning Cumulative Net Credit Losses/(Gains)		1,871,325.19
75	Current Period Net Credit Losses/(Gains)		(93,708.61)

76	Ending Cumulative Net Credit Losses/(Gains)		1,777,616.58

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.18%

World Omni Automobile Lease Securitization Trust 2022-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03/31/2023

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

78	Lease Payments Received	12,659,436.91
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	135.38
80	Liquidation Proceeds, Recoveries & Expenses	861,984.03
81	Insurance Proceeds	33,284.39
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	148,976.27
83	Payoff Payments	13,469,822.83
84	All Other Payments Received	-

85	Collected Amounts	27,173,639.81

86	Investment Earnings on Collection Account	89,389.38

87	Total Collected Amounts - Available for Distribution	27,263,029.19

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

88	Servicing Fee	629,590.75
89	Interest on the Exchange Note - to the Trust Collection Account	2,171,962.18
90	Principal on the Exchange Note - to the Trust Collection Account	19,533,624.00
91	Trust Collection Account Shortfall Amount - to the Trust Collection Account	4,927,852.26
92	Remaining Funds Payable to Trust Collection Account	-

93	Total Distributions	27,263,029.19

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

94	Available Funds	26,633,438.44

95	Investment Earnings on Reserve Account	18,662.77

96	Reserve Account Draw Amount	0.00

97	Total Available Funds - Available for Distribution	26,652,101.21

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

98	Administration Fee	31,479.54
99	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
100	Class A Noteholders’ Interest Distributable Amount	1,399,630.14
101	Noteholders’ First Priority Principal Distributable Amount	-
102	Class B Noteholders’ Interest Distributable Amount	111,017.50
103	Noteholders’ Second Priority Principal Distributable Amount	-
104	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
105	Noteholders’ Regular Principal Distributable Amount	20,780,451.06
106	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
107	Remaining Funds Payable to Certificate holder	4,329,522.97

108	Total Distributions	26,652,101.21

	COMPLIANCE WITH EUROPEAN UNION RISK RETENTION RULES

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Indenture), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding (i) all the limited liability company interests in World Omni Auto Leasing LLC (“WOAL”), which in turn retains the Certificates (as defined in the Indenture) issued by World Omni Automobile Lease Securitization Trust 2022-A, and (ii) the residual interest in the 2022-A Reference Pool (as defined in the Indenture), such Certificates and interest, collectively representing at least 5% of the aggregate Securitization Value of the Units in the 2022-A Reference Pool (each as defined in the Indenture). World Omni has not (and has not permitted WOAL or any of its other affiliates to hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) hedged or otherwise mitigated its credit risk under or associated with the EU Retained Interest, or sold, transferred or otherwise surrendered all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case, to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.